Warrant derivative liability - Fair value of warrant derivative liability (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Warrant Liability [Roll Forward]
Balance, beginning of period	$ 4,315	$ 841	$ 2,220	$ 2,220	$ 0	$ 0
Change in fair value of derivative liability	(4,213)	3,474	(1,379)	(2,118)	$ (886)	90	$ 0
Balance as of period end	$ 102	$ 4,315	$ 841	$ 102		$ 2,220	$ 0